UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06211

Name of Fund: Merrill Lynch U.S. Treasury Money Fund

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch U.S. Treasury Money Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 221-7210

Date of fiscal year end: 11/30/2007

Date of reporting period: 06/01/2007 - 08/31/2007

Item 1 - Schedule of Investments

Merrill Lynch U.S. Treasury Money Fund
Schedule of Investments as of August 31, 2007 (Unaudited)         (in Thousands)

                                                       Face          Interest               Maturity
Issue                                                 Amount           Rate*                  Date            Value
---------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills - 100.0%
---------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills                                $    20,455     2.466 - 5.011 %          9/06/2007     $    20,450
                                                        22,794      1.80 - 4.691            9/13/2007          22,773
                                                            30             4.265            9/17/2007              30
                                                        38,504       1.00 - 3.93            9/20/2007          38,452
                                                        10,079      3.545 - 4.57            9/27/2007          10,054
                                                         4,000             4.792           10/04/2007           3,984
                                                         5,000              4.82           10/11/2007           4,975
                                                         2,000             4.845           10/18/2007           1,988
                                                         2,000             4.782           11/08/2007           1,983
                                                        14,590       3.05 - 4.66           11/15/2007          14,477
                                                         3,000             4.805           12/06/2007           2,963
                                                         3,000              4.76           12/13/2007           2,960
                                                         1,000             4.765           12/20/2007             986
                                                         2,147              3.90            1/24/2008           2,114
---------------------------------------------------------------------------------------------------------------------
Total Investments  (Cost - $128,189**) - 100.0%                                                               128,189

Liabilities in Excess of Other Assets - (0.0%)                                                                    (27)
                                                                                                          -----------
Net Assets - 100.0%                                                                                       $   128,162
                                                                                                          ===========

* U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the range of discount rates paid at the time of purchase.
**    Cost for federal income tax purposes.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch U.S. Treasury Money Fund


By: /s/ Robert C. Doll, Jr.
    ----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    Merrill Lynch U.S. Treasury Money Fund

Date: October 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    Merrill Lynch U.S. Treasury Money Fund

Date: October 22, 2007


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke,
    Chief Financial Officer (principal financial officer) of
    Merrill Lynch U.S. Treasury Money Fund

Date: October 22, 2007